Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Investments
Cost		¥ 11,582,116		$ 1,497,420	¥ 9,742,663
Investment income related to short-term investments	¥ 389,500	303,400	¥ 143,100
Other short-term investments
Short-term Investments
Cost		11,582,116			9,742,663
Estimated Fair Value		11,582,116			9,742,663
Short-term investments
Short-term Investments
Estimated Fair Value		¥ 11,582,116			¥ 9,742,663
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	2.00%	1.90%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	5.30%	5.30%